Tax Receivable Agreement Liability (Details)	6 Months Ended
Jun. 30, 2019 USD ($)
Tax receivable agreement liability
Percentage of amount of U.S. federal, state and local income or franchise tax savings	50.00%
Tax receivable agreement liability	$ 171,426,000